Business combinations - Additional information - Zarplata (Details) - Zarplata - RUB (₽) ₽ in Thousands		1 Months Ended		12 Months Ended
	Dec. 25, 2020	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Intangible assets	₽ 1,094,227
Trade and other receivables	6,746
Gross amount of trade receivables	8,760
Provision for tax risks	586,100				₽ 432,626
Indemnification asset	₽ 186,473				117,844
Revenue from continuing operations				₽ 9,062,000
Profit before tax from continuing operations				₽ 2,562,000
Seller's imbursement period for losses incurred, suffered or sustained due to tax risks	4 years
Consideration payable
Contingent consideration paid which is subject to customary closing conditions		₽ 216,764
Contingent consideration paid which is subject to certain historical tax risks			₽ 17,000
Consideration payable as at acquisition date	₽ 216,764				177,503
Consideration payable, undiscounted values	203,796				₽ 185,111
Consideration payable over 4-year period	₽ 187,942
Timing of cash outflows for contingent liabilities	4 years
Software, trademarks, client base, CV database
Disclosure of detailed information about business combination [line items]
Intangible assets	₽ 1,094,227